Organization and Description of Business (Details Narrative) (10-K)			12 Months Ended
	Jan. 03, 2018	Sep. 17, 2015	Dec. 28, 2019
Accounting Policies [Abstract]
Reverse stock split	one-for-five reserve stock split	one-for-ten reverse stock split	one-for-ten reverse stock split on September 17, 2015 and a one-for-five reverse stock split on January 3, 2018.